United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00179

                         Central Securities Corporation
               (Exact name of registrant as specified in charter)

                           630 Fifth Avenue, Suite 820
                              New York, N.Y. 10111
                    (Address of principal executive offices)

Registrant's telephone number including area code: 212-698-2020

Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

                         CENTRAL SECURITIES CORPORATION
                            Statement of Investments
                                 March 31, 2009
                                   (Unaudited)

                           PORTFOLIO SECURITIES 88.2%
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

Prin.Amt.
or Shares                                                                                          Value
----------                                                                                         -----
             Banking and Finance 5.6%
   700,000     The Bank of New York Mellon Corporation........................................ $ 19,775,000
                                                                                               ------------
   150,000     Newstar Financial, Inc. (a)....................................................      348,000
                                                                                                 20,123,000
                                                                                               ------------
             Business Services 0.2%
   100,000     Heritage-Crystal Clean Inc. (a)................................................      746,000
                                                                                               ------------
             Communications 0.4%
 1,000,000     Arbinet-thexchange, Inc. (a)...................................................    1,600,000
                                                                                               ------------
             Electronics 18.5%
   920,000     Agilent Technologies, Inc. (a).................................................   14,140,400
   370,000     Analog Devices, Inc............................................................    7,129,900
   830,000     Coherent, Inc. (a).............................................................   14,317,500
   630,000     Flextronics International Inc. (a).............................................    1,820,700
   809,600     Intel Corporation..............................................................   12,168,288
   300,000     Maxim Integrated Products, Inc.................................................    3,963,000
   350,000     Motorola, Inc..................................................................    1,480,500
 1,000,000     Radisys Corporation (a)........................................................    6,060,000
 3,230,000     Sonus Networks, Inc. (a).......................................................    5,071,100
                                                                                               ------------
                                                                                                 66,151,388
                                                                                               ------------
             Energy 10.4%
   300,000     Berry Petroleum Company Class A................................................    3,288,000
   200,000     Devon Energy Corporation.......................................................    8,938,000
 2,000,000     GeoMet, Inc. (a)...............................................................    1,160,000
   670,000     McMoRan Exploration Co. (a)....................................................    3,149,000
   350,000     Murphy Oil Corporation.........................................................   15,669,500
   300,000     Nexen Inc.....................................................................     5,088,000
                                                                                               ------------
                                                                                                 37,292,500
                                                                                               ------------
             Health Care 1.5%
   100,000     Abbott Laboratories............................................................    4,770,000
   260,000     Vical Inc. (a).................................................................      501,800
                                                                                               ------------
                                                                                                  5,271,800
                                                                                               ------------
             Information Technology Services 5.1 %
 1,730,800     Convergys Corporation (a)......................................................   13,984,864
   930,000     Xerox Corporation..............................................................    4,231,500
                                                                                               ------------
                                                                                                 18,216,364
                                                                                               ------------

Prin.Amt.
or Shares                                                                                          Value
----------                                                                                         -----
             Insurance 31.4%
    10,000     Erie Indemnity Co. Class A..................................................... $    341,800
    70,000     The Plymouth Rock Company, Inc.
                   Class A (b)(c)(d)..........................................................  112,000,000
                                                                                               ------------
                                                                                                112,341,800
                                                                                               ------------
             Manufacturing 13.5%
   870,000     Brady Corporation Class A......................................................   15,338,100
   200,000     Carlisle Companies Inc.........................................................    3,926,000
   400,000     Dover Corporation..............................................................   10,552,000
   200,000     General Electric Co............................................................    2,022,000
   100,000     Precision Castparts Corporation................................................    5,990,000
   250,000     Roper Industries, Inc..........................................................   10,612,500
                                                                                               ------------
                                                                                                 48,440,600
                                                                                               ------------
             Retailing 1.6%
    28,751     AeroGroup International, Inc. (a)(c)(d)........................................      385,838
   200,000     Walgreen Co....................................................................    5,192,000
                                                                                               ------------
                                                                                                  5,577,838
                                                                                               ------------

                      Total Portfolio Securities (cost $261,479,534)..........................  315,761,290
                                                                                               ------------

             SHORT-TERM INVESTMENTS 12.2%

             U.S. Treasury Obligations 12.2%
31,130,000     U.S. Treasury Bills 0.04% due 4/9/09 - 4/23/09.................................   31,129,481
                                                                                               ------------
12,500,000     U.S. Treasury Cash Management Bill 0.01% due 5/15/09...........................   12,499,847
                                                                                               ------------
                      Total Short-Term Investments (cost $43,629,328).........................   43,629,328
                                                                                               ------------

                      Total Investments (cost $305,108,862) (100.4%)..........................  359,390,618
                        (cost $242,296,470)(100.0%) 361,797,954
                      Cash, receivables and other assets
                        less liabilities (0.4%)...............................................   (1,315,360)
                                                                                               ------------
                      Net Assets (100%)....................................................... $358,075,258
                                                                                               ============

(a)   Non-dividend paying.

(b)   Affiliate as defined in the Investment Company Act of 1940.

(c)   Valued at estimated fair value.

(d)   Restricted security. See footnote 3.

              See accompanying notes to statement of investments.

                         CENTRAL SECURITIES CORPORATION
                        NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation - Securities are valued at the last sale price or, if unavailable, at the closing bid price. Corporate discount notes are valued at amortized cost, which approximates value. Securities for which no ready market exists are valued at estimated fair value by the Board of Directors.

As of March 31, 2009, the tax cost of investments was $305,108,862. Net unrealized appreciation was $54,282,771 consisting of gross unrealized appreciation and gross unrealized depreciation of $170,830,466 and $116,547,695, respectively.

2. Fair Value Measurements - Pursuant to FAS 157, the Corporation prioritizes and ranks the level of market price observability used in determining the fair value of investments as follows:

      o Level 1 - Fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments. The Corporation's Level 1 investments consist of equity securities listed on a national securities exchange or NASDAQ National Market.

      o Level 2 - Fair value is determined using other significant observable assumptions obtained from independent sources; for example, quoted prices for similar investments or the use of models or other valuation methodologies. The Corporation's Level 2 instruments consist of short-term investments, carried at amortized cost.

      o Level 3 - Fair value is determined using significant unobservable inputs including the Corporation's own assumptions based upon the best information available. Investments categorized as Level 3 include situations in which there is little, if any, market activity. The Corporation's Level 3 investments consist of The Plymouth Rock Company, Inc. and Aerogroup International, Inc.

In certain cases, the inputs used to determine fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the hierarchy is based on the least observable input that is significant to fair value. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Corporation's investments as of March 31, 2009 are classified as follows:

                             Valuation Inputs       Investments in Securities
                             ----------------       -------------------------
                             Level 1                      $203,375,452
                             Level 2                        43,629,328
                             Level 3                       112,385,838
                                                          ------------
                                                          $359,390,618
                                                          ============

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

          Balance at December 31, 2008                          $126,385,838
          Change in unrealized appreciation of investments       (14,000,000)
                                                                ------------
          Balance at March 31, 2009                             $112,385,838
                                                                ============

No Level 3 investments were purchased, sold or transferred to Level 1 or Level 2 during the three months ended March 31, 2009.

3. Restricted Securities - The Corporation has from time to time invested in securities the resale of which is restricted. On March 31, 2009, such investments had an aggregate value of $112,385,838, which was equal to 31.4% of the Corporation's net assets. Investments in restricted securities at March 31, 2009 were:

Company                               Shares         Security           Date Purchased        Cost
-------                               ------         --------           --------------        ----
AeroGroup International, Inc.         28,751    Common Stock                6/14/05          $17,200
The Plymouth Rock Company, Inc.       60,000    Class A Common Stock       12/15/82        1,500,000
The Plymouth Rock Company, Inc.       10,000    Class A Common Stock         6/9/84          699,986

The Corporation does not have the right to demand registration of the restricted securities.

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By: /s/ Wilmot H. Kidd
    ------------------
        President

Date: April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wilmot H. Kidd
    ------------------
        President

Date: April 23, 2009

By: /s/ Charles N. Edgerton
        -------------------
        Vice President and Treasurer

Date: April 23, 2009